CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Millions	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance | ¥	¥ 17	¥ 10
Long-term investments, marketable securities measured at fair value | ¥	¥ 4,022	¥ 907
Ordinary shares, shares authorized	8,000,000,000	8,000,000,000
Ordinary shares, shares issued	296,597,888	294,040,234
Ordinary shares, shares outstanding	283,076,012	280,518,358
Treasury stock, shares	3,096,764	3,096,764